Note 22 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes to Financial Statements
Subsequent Events [Text Block]

Note 19 – Subsequent Events

June and July 2025 Note Purchase Agreements

On July 2, 2025, we entered into note purchase agreements (the “July Note Purchase Agreements”) with two purchasers (the “July Purchasers,” and each a “July Purchaser”) who are also a holders of the Company's Series C Preferred Stock and Series D Preferred Stock as well as a holder of certain of our convertible notes payable. Pursuant to the July Note Purchase Agreements, we issued two Convertible Promissory Notes to the July Purchasers, each in a principal amount of $40,698 for a purchase price of $35,000 (collectively, the “July Promissory Notes”).

The June and July Promissory Notes accrue interest at 14% per annum and have a 12-month maturity date. The June and July Promissory Notes may be converted to shares of our common stock at a conversion price of $0.587 per share.

Pursuant to the June and July Note Purchase Agreements, each of the June Purchasers and July Purchasers warrants to purchase shares of our common stock in an amount equal to 25% of the purchase price paid by each investor (the “Note Warrants” and each a “Note Warrant”). One June Purchaser received a Note Warrant for $20,833 worth of shares of our common stock, and the other June Purchasers received Note Warrants for $12,500 worth of shares of our common stock. Both July Purchasers received Note Warrants for $8,750 worth of shares of our common stock. All Note Warrants have an exercise price of $1.10 per share of our common stock. Because the Note Warrants entitle the holder to a number of shares based on a share value, the number of shares issuable upon exercise of a Note Warrant will change if the exercise price is adjusted.

The June and July Promissory Notes and the Note Warrants were sold in reliance upon an exemption from the registration requirement of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(a)(2) thereof and/or Rule 506(b) of Regulation D promulgated thereunder. We received gross proceeds of $253,333 from the sale of the June and July Promissory Notes and Note Warrants, before deducting offering expenses. The proceeds of the June and July Promissory Notes will be used to fund operational expenses of the Company, including the funding of a loan to Titan Environmental Services, Inc.

BNB Treasury Strategy Private Placement

Securities Purchase Agreements

On July 16, 2025 (the “Execution Date”), we entered into a securities purchase agreement (the “Treasury Strategy Securities Purchase Agreement”) with the purchasers named therein (the “Treasury Strategy Purchasers,” and each, a “Treasury Strategy Purchaser”) pursuant to which we agreed to sell and issue to the Treasury Strategy Purchasers in a private placement offering (the “Treasury Strategy Offering”) an aggregate of (i) approximately 60,000 shares of our newly issued Series E Convertible Preferred Stock, par value $0.001 per share (the “Series E Preferred Stock,” and such shares issuable upon the conversion of Series E Preferred Stock, the “Treasury Strategy Conversion Shares”) at an offering price of $1,000 per share of Series E Preferred Stock (the “Stated Value”), and (ii) warrants (the “Treasury Strategy Warrants,” and such shares issuable upon exercise of the Treasury Strategy Warrants, the “Treasury Strategy Warrant Shares”) to purchase up to an aggregate of 66,000,000 shares of our common stock. The Series E Preferred Stock may be converted into Treasury Strategy Conversion Shares at a price equal to the Stated Value divided by $0.30.

The aggregate offering price of the Treasury Strategy Offering was approximately $60,000,000, payable in cash, the native token of the BNB chain commonly referred to as “BNB,” or shares of Osprey BNB Chain Trust (“OBNB”), provided, however, prior to the closing of the Treasury Strategy Securities Purchase Agreement (the “Treasury Strategy Offering Closing”), the Treasury Strategy Purchasers may elect to increase its purchase to up to 200,000 shares of Series E Preferred Stock on the same terms as the initial purchase, resulting in an aggregate purchase price of up to $200 million. We intend to use the proceeds to acquire BNB as a treasury strategy, with up to $2 million to be used for working capital needs and other general corporate purposes.

The Series E Preferred Stock, the Treasury Strategy Conversion Shares, the Treasury Strategy Warrants, and the  Treasury Strategy Warrant Shares are being offered in reliance upon the exemption from the registration requirement of the Securities Act, pursuant to Section 4(a)(2) thereof and/or Rule 506(b) of Regulation D promulgated thereunder, and applicable state securities laws. The issuance of Series E Preferred Stock, the Treasury Strategy Conversion Shares, the Treasury Strategy Warrants, and the Treasury Strategy Warrant Shares have not been registered under the Securities Act and such securities may not be offered or sold in the United States absent registration or an exemption from registration under the Securities Act and any applicable state securities laws.

The Treasury Strategy Offering is expected to close upon satisfying customary closing conditions, including obtaining requisite stockholder approval in accordance with Nasdaq Listing Rule 5635(b) and (d) (“Stockholder Approval”). Pursuant to the Treasury Strategy Securities Purchase Agreement, the Company has agreed to use its reasonable best efforts to obtain Stockholder Approval within sixty (60) days following the Treasury Strategy Execution Date. If despite the Company’s reasonable best efforts Stockholder Approval is not obtained within sixty (60) days following the Treasury Strategy Execution Date, the Company will cause a special meeting of stockholders to be held within one-hundred and twenty (120) days following the Treasury Strategy Execution Date to obtain Stockholder Approval. In the event Stockholder Approval is not obtained within one-hundred and twenty (120) days following the Treasury Strategy Execution Date, the Treasury Strategy Securities Purchase Agreement will become null and void. However, the Treasury Strategy Purchasers will not have the right to terminate the Securities Purchase Agreement within the one-hundred and twenty (120) day period following the Execution Date except upon the terms and conditions specified in the Treasury Strategy Securities Purchase Agreement. In addition, the Company has agreed not to issue, enter into any agreement to issue, or announce the issuance or proposed issuance of any shares of its common stock or common stock equivalents, or file any registration statement or any amendment or supplement thereto, for a period commencing on the Treasury Strategy Execution Date, and ending immediately following the thirtieth (30th) trading day after the later of (a) the effective date of the Stockholder Approval and (b) 360 calendar days after the earlier to occur of (I) the first date on which the registration statement registering the resale by the Treasury Strategy Purchasers of the all the Series E Preferred Stock, the Treasury Strategy Conversion Shares, the Treasury Strategy Warrants, and the Treasury Strategy Warrant Shares is declared effective by the Securities and Exchange Commission (and each prospectus contained therein is available for use on such date) or (II) the first date on which all of the Series E Preferred Stock, the Treasury Strategy Conversion Shares, the Treasury Strategy Warrants, and the Treasury Strategy Warrant Shares are eligible to be resold by the Treasury Strategy Purchasers pursuant to Rule 144.

Upon closing of the Treasury Strategy Securities Purchase Agreement, the lead investor, Build and Build Corp. (the “Lead Investor”), will have the right to nominate two members to the Company’s Board of Directors (the “Board”), one of whom, if duly elected by our stockholders, shall become Chairman of the Board, so long as (i) the Lead Investor, its affiliates, and/or designees, directly or indirectly, hold at least 5.0% of the Company’s common stock or common stock equivalents purchased in the Treasury Strategy Offering pursuant to this Treasury Strategy Securities Purchase Agreement on an aggregate basis, or (ii) both of the Asset Management Agreement (defined below) and the Strategic Advisor Agreement (defined below) are in full force or effect and have not been terminated or expired in accordance with their terms. Any increase to the number of directors serving on the Board after the Closing, other than to add the Lead Investor’s nominees (the “Lead Investor’s Directors”) to the Board, will require the consent of the majority of the Board, including the Treasury Strategy Purchaser’s Directors.

The Treasury Strategy Warrants will have an exercise price of $0.75 per share of our common stock (the “Exercise Price”). The holders of the Treasury Strategy Warrants may exercise the Treasury Strategy Warrants upon Stockholder Approval (the “Initial Exercise Date”), and the Treasury Strategy Warrants will terminate on the second anniversary of the Initial Exercise Date. The Exercise Price and share number of the Treasury Strategy Warrants is subject to proportional adjustment upon the occurrence of specified events and subject to price-based adjustment in the event of any stock split, stock dividend, stock combination, recapitalization or other similar transactions, as described in further detail in the Treasury Strategy Warrants. In addition, the Exercise Price of the Treasury Strategy Warrants will adjust upon subsequent issuances of our common stock or common stock equivalents at a price less than the Exercise Price then in effect to the price of such subsequent issuance. The Treasury Strategy Warrants may be exercised pursuant to a cashless exercise provision after the Initial Exercise Date if there is no registration statement available for the sale of the Treasury Strategy Warrant Shares after the Effectiveness Deadline. The Treasury Strategy Warrants will contain a beneficial ownership limitation such that no exercise shall be permitted to the extent it would cause a holder to beneficially own in excess of 4.99%, or, at the option of such holder, 9.99% of the outstanding shares of our common stock immediately after giving effect to such exercise.

Prior to the closing of the Treasury Strategy Securities Purchase Agreement, the Company must enter into (i) a Registration Rights Agreement with the Treasury Strategy Purchasers; (ii) a Strategic Advisor Agreement with an affiliate of the Lead ; and (iii) an Asset Management Agreement with an affiliate of the Lead Investor. The Company must also file a Certificate of Designations establishing the Series E Preferred Stock prior to the closing of the Treasury Strategy Securities Purchase Agreement.

Equity Line of Credit

On July 23, 2025, we entered into the ELOC Purchase Agreement with Seven Knots, LLC, or Seven Knots, establishing an equity line of credit, or the Committed Equity Financing, pursuant to which we may sell shares of common stock to Seven Knots from time to time.  Seven Knots is also a holder of the Company's Series C Preferred Stock and Series D Preferred Stock as well as a holder of certain of our convertible notes payable.

Pursuant to the ELOC Purchase Agreement, Seven Knots shall purchase from us up to the lesser of (i) $500 million of newly issued shares of common stock and (ii) 19.99% of the total number of shares of common stock outstanding immediately prior to the execution of the ELOC Purchase Agreement at an average price equal to or in excess of $0.9726; provided however that such limitations will not apply if we obtain stockholder approval to issue additional shares of common stock. On August 28, 2025, we obtained stockholder approval at the Special Meeting of Stockholders to issue up to $500 million of ELOC Shares under the ELOC Purchase Agreement.

Sales of common stock to Seven Knots under the ELOC Purchase Agreement, and the timing of any sales, will be determined by us from time to time in our sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of our common stock and determinations by us regarding the use of proceeds from any sale of such common stock.

Pursuant to the ELOC Purchase Agreement, on any business day on which the closing sale price of our common stock is equal to or greater than $0.50, or the Purchase Date, we may direct Seven Knots to purchase a specified number of shares of common stock, or a Fixed Purchase, not to exceed $30,000,000 at a purchase price equal to 96.5% of the closing price of a share of common stock during the full trading day on the trading day immediately following such applicable Purchase Date; provided, however, that if the resulting price is less than $0.50 (to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction), then the percentage applied shall be 90% instead of the 96.5% referred to above.

Discontinuation of SEISMiC C study

On August 8, 2025, we announced the termination of our SEISMiC C study after 20 enrollments. Our decision to terminate the SEISMiC C study is related to our limited resources and our desire to advance the development of istaroxime into the broader acute hear failure space, and was not a result of any safety concerns with the SEISMiC C study.

The One Big Beautiful Bill Act

The One Big Beautiful Bill Act, or the OBBBA, was enacted on July 4, 2025. The Company is currently assessing the impact of this legislation on its financial statements.

Note 22 – Subsequent Events

Reduction of Series C Preferred Stock Conversion Price and July 2024 Warrant Exercise Price

On January 24, 2025, the Company contacted all holders of the Company’s Series C Convertible Preferred Stock, par value $0.001 (the “Series C Preferred Stock”), and notified them that the Company had decided to offer to reduce the Conversion Price as defined in the Series C Certificate of Designation (as defined below) of each share of Series C Preferred Stock to $8.04 (the “Transaction”) pursuant to the Certificate of Designations of Rights and Preferences of Series C Convertible Preferred Stock of Windtree Therapeutics, Inc. filed with the Secretary of State of the State of Delaware on July 19, 2024 (the “Series C Certificate of Designation”). In exchange for signing the conversion notice (each a “Conversion Notice”) with the reduced Conversion Price offered by the Company, the holder of Series C Preferred Stock and the Company agreed to certain forbearance terms for claims arising up to and through April 30, 2025, under the Securities Purchase Agreements entered into on or about July 18, 2024 and on or about July 26, 2024, as applicable, the Registration Rights Agreements entered into on or about July 20, 2024 and on or about July 26, 2025, as applicable, the Warrants entered into on July 20, 2024, and all other transaction documents entered into with respect to the Series C Preferred Stock. The Conversion Notice stated that it must be signed by the holder and returned to the Company no later than 5:00 p.m. Eastern Time on January 31, 2025.

Pursuant to the Transaction, approximately 1,895 shares of Series C Preferred Stock were converted into 235,846 shares of the Company’s common stock at the reduced Conversion Price. In connection with the Transaction, and pursuant to the terms of the warrant agreement, the exercise price of the July 2024 Warrants originally issued in connection with the Series C Preferred Stock was reduced to $8.04 effective January 24, 2025.

License and Supply Agreement with Evofem Biosciences, Inc.

On March 20, 2025, Windtree Therapeutics, Inc. (the “Company”) entered into a License and Supply Agreement, as amended on March 28, 2025 (the “L&S Agreement”), with Evofem Biosciences, Inc., a Delaware corporation (“Evofem”). Pursuant to the L&S Agreement, the Company will act as the supplier to Evofem of its Phexxi® product outside of the United States. The term of the L&S Agreement is for an initial three-year period and is automatically renewed thereafter for successive two-year periods unless either party provides 180 days’ notice of non-renewal or the L&S Agreement is otherwise terminated in accordance with the termination provisions provided therein. The Company’s manufacturing and supply obligations under the L&S Agreement will commence the later of the termination of Evofem’s exclusivity obligations with its current supplier or within 90 days of the Company’s notification to Evofem that it has established manufacturing capabilities for the Products (as defined in the L&S Agreement). The Company may subcontract, with any third party including an affiliate of the Company, to perform any of its obligations under the L&S Agreement without the prior written consent of Evofem.

Evofem is generally obligated to purchase the Products from the Company at a specified price during the first three years of the Term (as defined in the L&S Agreement). Evofem also granted to the Company a limited, nonexclusive, royalty-free right to use Evofem’s Intellectual Property Rights (as defined in the L&S Agreement) solely as necessary to manufacture the Products exclusively for Evofem during the Term, subject to the terms of the L&S Agreement. The L&S Agreement contains representations and warranties of both parties, insurance requirements for the Company, mutual indemnification provisions, and confidentiality provisions.

Senior Secured Notes

On March 18, 2025, the Company agreed to issue and sell to two institutional investors an aggregate principal amount of $312,500 in senior secured notes due in 2026, or the March 2025 Notes, for aggregate gross proceeds of $250,000. Each of the March 2025 Notes was issued in a private offering in reliance on exemption from registration provided in Section 4(a)(2) of the Securities Act of 1933, as amended. The March 2025 Notes include 20% original issue discount.

Maturity Date. The March 2025 Notes will mature on March 18, 2026, unless extended at the holder’s option in accordance with the terms of the March 2025 Notes.

Interest. The Notes will bear interest at 10% per annum on a 360-day and twelve 30-day month basis, payable monthly in cash and in arrears on each Interest Date (as defined in the March 2025 Notes) and such interest will compound each calendar month. The interest rate will increase to 18% per annum upon the existence of an Event of Default (as defined in the March 2025 Notes).

Fundamental Transactions. The March 2025 Notes prohibit the Company from entering specified fundamental transactions (including, without limitation, mergers, business combinations and similar transactions) unless the Company (or its successor) assumes in writing all of the Company’s obligations under the March 2025 Notes and the other Transaction Documents (as defined in the March 2025 Notes).

Optional Redemption. The Company may at any time redeem all, but not less than all, of the remaining amount under the March 2025 Notes in cash at a price equal to 120% of the remaining amount being redeemed as of such optional redemption date. The Company may deliver only one Company Optional Redemption Notice (as defined in the March 2025 Notes) and such notice will be irrevocable.

Equity Line Mandatory Redemption. At any time on or after the Issuance Date, if the Company sells any shares of common stock pursuant to any equity line of credit with any Person (as defined in the March 2025 Notes), the Company shall deliver written notice to the holder in accordance with the terms of the March 2025 Notes, specifying (i) the aggregate gross proceeds (less any reasonable and documented legal fees and expenses) of such transactions in the prior calendar week (each, an “Equity Line Proceeds Amount”), (ii) 30% of such Equity Line Proceeds Amount (each, an “Equity Line Mandatory Redemption Amount”), (iii) the applicable Equity Line Mandatory Redemption Date and (iv) the aggregate portion of the March 2025 Notes subject to such Equity Line Mandatory Redemption and the Equity Line Mandatory Redemption Price with respect thereto (as such terms are defined in the March 2025 Notes). Unless waived in writing by the holder, on the first business day after such notice, the Company shall redeem in cash a portion of the March 2025 Notes equal to the lesser of (x) the remaining amount of the March 2025 Notes and (y) the holder’s Holder Pro Rata Amount (as defined in the March 2025 Notes) of the Equity Line Mandatory Redemption Amount (reflecting a redemption price calculated based upon $1.20 per each $1.00 of the remaining amount of the March 2025 Notes subject to such Equity Line Mandatory Redemption), without the requirement for any notice or demand or other action by the holder or any other Person.

Covenants. The March 2025 Notes contain customary covenants providing for a variety of obligations on the part of the Company.

Security Interest. The March 2025 Notes will be secured by first-priority security interests in all assets of the Company then presently existing, and will constitute a valid, first priority security interest in all assets of the Company later-acquired by the Company (collectively referred to as “Collateral” and as further defined in the March 2025 Notes).

Convertible Promissory Note

On April 4, 2025, the Company agreed to issue and sell to two institutional investors, or the Holders, 20% OID senior secured promissory notes in an aggregate principal amount of $312,500, or the April 2025 Notes, at an original issue discount of 20%, for gross proceeds of $250,000. The April 2025 Notes were issued in a private offering in reliance on exemption from registration provided in Section 4(a)(2) of the Securities Act of 1933, as amended.

Maturity Date. The April 2025 Notes will mature on January 4, 2026, unless extended at the holder’s option in accordance with the terms of the April 2025 Notes.

Interest. The April 2025 Notes will bear interest at 10% per annum on a 360-day and twelve 30-day month basis, payable monthly in cash and in arrears on each Interest Date (as defined in the April 2025 Notes) and such interest will compound each calendar month.

Pre-Payment. There is a mandatory pre-payment requirement, or the Mandatory Pre-Payment, that the Company must pre-pay the April 2025 Notes in an amount equal to 25% of the gross proceeds that the Company receives upon entry into a common stock purchase agreement on or about June 26, 2025 with the Holders subject to a pre-payment premium equal to 120%. There is no pre-payment penalty.

Conversion.  The April 2025 Notes may be converted at the option of the Holder at any time for shares of the Company’s Common Stock, or the Common Stock, at a price equal to $1.10 per share subject to adjustment as provided in the April 2025 Notes, or the Conversion Price.

Registration Rights.  Within 20 calendar days following the date the April 2025 Notes are issued, the Company must file a registration statement on Form S-1 for the resale of all securities issuable pursuant to the April 2025 Notes.

Subsequent Equity Sales. If the Company sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any sale, grant or any option to purchase or other disposition), any Common Stock or Common Stock equivalents entitling any person to acquire shares of Common Stock at an effective price per share that is lower than the then Conversion Price, then the Conversion Price will be reduced to the lower issuance price of the subsequently issued security.

Default. Upon an Event of Default, as defined in the April 2025 Notes, the April 2025 Notes will accrue at an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate permitted under applicable law.

Covenants. The April 2025 Notes contain customary covenants providing for a variety of obligations on the part of the Company.

Security.  The April 2025 Notes are secured by a security agreement, executed by the Company in favor of the Holders encumbering the collateral set forth therein.

ELOC Purchase Agreement and Redemption of Series C Preferred Stock

Subsequent to December 31, 2024 and through April 15, 2025, we sold an additional 0.2 million shares of Common Stock under the ELOC Purchase Agreement for gross proceeds of $2.0 million. From these proceeds we paid $0.1 million for accrued and unpaid dividends and an additional $0.4 million to redeem 402 Series C Preferred Shares as of April 15, 2025 for an aggregate redemption price of $0.5 million.

Conversions of Series C Preferred Stock

Subsequent to December 31, 2024 and through April 15, 2025, 8,521 shares of Series C Convertible Preferred Stock and approximately $50,000 of accrued but unpaid dividends were converted into 3,045,531 shares of common stock. Following these conversions, there are 2,833 shares of Series C Convertible Preferred Stock outstanding as of April 15, 2025

July 2024 Warrant Exercises

Subsequent to December 31, 2024 and through April 15, 2025, 47,799 July 2024 Warrants were converted into 47,799 shares of common stock for gross and net proceeds of $0.3 million.